INCOME TAXES (Details) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023 USD ($) claim	Jun. 30, 2022 USD ($)	Dec. 31, 2021	Dec. 31, 2020
INCOME TAXES
Rate of taxable income		25.00%	25.00%
Provision for income tax	$ 0	$ 0
Number of claims | claim	0.85
USA
INCOME TAXES
Rate of taxable income	21.00%
CURAAO
INCOME TAXES
Rate of taxable income	2.00%
MALTA
INCOME TAXES
Rate of taxable income	35.00%
Effective income tax rate reconciliation, percent	5.00%
Cyprus
INCOME TAXES
Provision for income tax	$ 0	0
Hong Kong
INCOME TAXES
Rate of taxable income	8.25%
Net operating losses	$ 47,940
Taxable Income Upto HKD 2000
INCOME TAXES
Rate of taxable income	8.25%
Taxable Income Over HKD 2000
INCOME TAXES
Rate of taxable income	16.50%
Mainland China
INCOME TAXES
Rate of taxable income				25.00%
Provision for income tax	$ 0	$ 0
Net operating losses	$ 18,758